Income Tax - Summary of Income Tax Contingencies (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Balance at beginning of year	$ 111	$ 0
Increases to prior positions	204	104
Decreases to prior positions	0	0
Increases for current year positions	141	7
Balance at end of year	$ 456	$ 111